UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Auto Components — 1.5%
Dana Holding Corp.	117,590	$2,454,103

		$2,454,103

Banks — 4.5%
PacWest Bancorp	55,030	$2,352,808
Signature Bank(1)	19,140	2,241,868
South State Corp.	25,248	1,507,558
Texas Capital Bancshares, Inc.(1)	26,342	1,076,071

		$7,178,305

Biotechnology — 1.9%
AMAG Pharmaceuticals, Inc.(1)	70,560	$3,118,047

		$3,118,047

Building Products — 1.3%
Armstrong World Industries, Inc.(1)	40,780	$2,067,546

		$2,067,546

Capital Markets — 3.7%
Cohen & Steers, Inc.	63,577	$2,675,320
Lazard, Ltd., Class A	72,200	3,306,760

		$5,982,080

Chemicals — 4.0%
Balchem Corp.	67,620	$3,581,831
Cytec Industries, Inc.	60,220	2,889,958

		$6,471,789

Commercial Services & Supplies — 3.9%
Interface, Inc.	140,110	$2,201,128
Multi-Color Corp.	23,240	1,353,033
Team, Inc.(1)	69,754	2,660,418

		$6,214,579

Diversified Consumer Services — 1.8%
ServiceMaster Global Holdings, Inc.(1)	99,726	$2,818,257

		$2,818,257

Electrical Equipment — 1.7%
Generac Holdings, Inc.(1)	61,560	$2,692,634

		$2,692,634

Electronic Equipment, Instruments & Components — 8.7%
Belden, Inc.	40,400	$3,350,776
FEI Co.	40,160	3,301,956
FLIR Systems, Inc.	75,890	2,291,878
Methode Electronics, Inc.	76,660	2,772,792
National Instruments Corp.	75,815	2,280,515

		$13,997,917

Food & Staples Retailing — 1.3%
United Natural Foods, Inc.(1)	26,420	$2,041,738

		$2,041,738

Security	Shares	Value
Food Products — 2.1%
Pinnacle Foods, Inc.	92,890	$3,341,253

		$3,341,253

Health Care Equipment & Supplies — 8.5%
Analogic Corp.	32,160	$2,622,005
Hill-Rom Holdings, Inc.	61,560	2,940,106
ICU Medical, Inc.(1)	33,730	2,819,153
West Pharmaceutical Services, Inc.	59,510	2,934,438
Wright Medical Group, Inc.(1)	94,580	2,308,698

		$13,624,400

Health Care Providers & Services — 2.9%
AmSurg Corp.(1)	51,138	$2,821,795
Team Health Holdings, Inc.(1)	36,800	1,902,560

		$4,724,355

Hotels, Restaurants & Leisure — 1.7%
Krispy Kreme Doughnuts, Inc.(1)	143,180	$2,787,715

		$2,787,715

Household Products — 1.9%
Church & Dwight Co., Inc.	38,060	$3,079,815

		$3,079,815

Independent Power and Renewable Electricity Producers — 1.7%
NextEra Energy Partners LP	69,770	$2,797,079

		$2,797,079

Insurance — 6.3%
Endurance Specialty Holdings, Ltd.	42,500	$2,597,600
HCC Insurance Holdings, Inc.	52,440	2,797,150
Horace Mann Educators Corp.	79,150	2,411,700
Stewart Information Services Corp.	67,140	2,403,612

		$10,210,062

IT Services — 4.3%
Cardtronics, Inc.(1)	79,260	$2,663,929
Euronet Worldwide, Inc.(1)	66,260	3,007,541
WEX, Inc.(1)	12,900	1,187,445

		$6,858,915

Machinery — 3.5%
Greenbrier Cos., Inc.	46,140	$2,396,050
NN, Inc.	26,147	602,688
RBC Bearings, Inc.	44,792	2,599,728

		$5,598,466

Marine — 0.9%
Kirby Corp.(1)	20,260	$1,468,647

		$1,468,647

Metals & Mining — 2.0%
Compass Minerals International, Inc.	35,910	$3,138,534

		$3,138,534

Multiline Retail — 5.1%
Big Lots, Inc.	56,820	$2,608,606
Burlington Stores, Inc.(1)	55,860	2,786,856
Tuesday Morning Corp.(1)	156,190	2,764,563

		$8,160,025

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.(1)	14,750	$1,017,602
Gulfport Energy Corp.(1)	47,200	1,816,728
PDC Energy, Inc.(1)	55,170	2,534,510

		$5,368,840

Paper & Forest Products — 1.7%
KapStone Paper & Packaging Corp.	89,620	$2,676,949

		$2,676,949

Real Estate Investment Trusts (REITs) — 5.1%
PS Business Parks, Inc.	34,331	$2,887,580
Sovran Self Storage, Inc.	29,030	2,750,593
Terreno Realty Corp.	112,730	2,570,244

		$8,208,417

Semiconductors & Semiconductor Equipment — 5.0%
Cypress Semiconductor Corp.(1)	264,860	$3,901,388
Qorvo, Inc.(1)	40,105	2,962,556
Teradyne, Inc.	66,170	1,197,677

		$8,061,621

Software — 5.1%
Mentor Graphics Corp.	154,950	$3,565,400
Verint Systems, Inc.(1)	58,490	3,122,196
Workiva, Inc.(1)	128,280	1,575,278

		$8,262,874

Specialty Retail — 0.9%
Restoration Hardware Holdings, Inc.(1)	16,660	$1,458,250

		$1,458,250

Total Common Stocks (identified cost $118,880,652)		$154,863,212

Short-Term Investments — 4.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$6,732	$6,731,725

Total Short-Term Investments (identified cost $6,731,725)		$6,731,725

Total Investments — 100.5% (identified cost $125,612,377)		$161,594,937

Other Assets, Less Liabilities — (0.5)%		$(779,245)

Net Assets — 100.0%		$160,815,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $2,383.

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$125,560,556

Gross unrealized appreciation	$37,440,364
Gross unrealized depreciation	(1,405,983)

Net unrealized appreciation	$36,034,381

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$154,863,212	*	$—	$—	$154,863,212
Short-Term Investments	—		6,731,725	—	6,731,725
Total Investments	$154,863,212		$6,731,725	$—	$161,594,937

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015